FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

APRIL 27, 2012

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS (the “Fund”)

Institutional Shares

Service Shares

Class Y Shares

1933 Act File No. 2-89028

1940 Act File No. 811-3947

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated April 30, 2012, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 47 on April 24, 2012.

If you have any questions regarding this certification, please contact me at (412) 288-8260.

Very truly yours,

/s/ Gail C. Jones

Gail C. Jones

Assistant Secretary